                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2010

ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MARCH 31, 2010

 [LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

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       ANNUAL REPORT
       USAA TAX EXEMPT MONEY MARKET FUND
       MARCH 31, 2010

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND A FURTHER OBJECTIVE
OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

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TYPES OF INVESTMENTS

Invests in high-quality, tax-exempt securities with remaining maturities of 397 days or less.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGERS' COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            7

FINANCIAL INFORMATION

    Distributions to Shareholders                                             12

    Report of Independent Registered Public Accounting Firm                   13

    Portfolio of Investments                                                  14

    Notes to Portfolio of Investments                                         31

    Financial Statements                                                      32

    Notes to Financial Statements                                             35

EXPENSE EXAMPLE                                                               44

TRUSTEES' AND OFFICERS' INFORMATION                                           46

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"THE PERFORMANCE OF OUR TAX-EXEMPT
BOND FUNDS REMAINED STRONG DESPITE                 [PHOTO OF DANIEL S. McNAMARA]
VOLATILE MARKET CONDITIONS."

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MAY 2010

As I write to you, it has been more than a year since the stock market reached a bottom and began its remarkable recovery. The fixed income market has also experienced a rally as the flight to quality reversed and investors moved out of ultra-safe U.S. Treasuries into almost every other type of bond. And yet, fear and uncertainty seem to linger. Many people remain on the sidelines with large amounts of money in money market funds, which are yielding almost zero.

Relief from these low yields is unlikely -- at least in the near term. At the time of this writing, the Federal Reserve (the Fed) is cautiously and methodically unwinding its alphabet soup of stimulus programs. If the economy and financial markets remain stable, Fed governors may consider an increase in short-term interest rates. However, I don't expect them to act until they are sure that unemployment has peaked -- a determination they may not be able to make until well into the second half of 2010.

Under the circumstances, investors would be well advised to review how much they have in their money market accounts. If the money isn't required for two or three years, it has the potential to earn higher yields in short- and intermediate-term bond funds. However, investors certainly should not take a lot of risk with their immediate or emergency spending needs, in which case a money market fund, savings account or a short-term certificate of deposit should be considered, in my opinion. For future needs such as retirement, a diversified portfolio of stock and bond funds may make even more sense. However, if timing is a concern, investors might consider making changes gradually, moving assets out of their money market funds and into other investments. I encourage you to contact a USAA service representative with any questions or for assistance updating your financial plan. They are available to help you free of charge.

Tax-exempt municipal bonds performed well over the past year and I believe they remain attractive given their yields and tax-exempt status.

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2  | USAA TAX EXEMPT MONEY MARKET FUND
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Going forward, tax rates are likely to rise as the federal government looks for ways to fund growing budget deficits. The federal government is also phasing in a 3.8% increase in the tax on unearned income, which does not appear to include the income generated by tax-exempt securities.

Despite the media hyperbole about the budget challenges of state and local governments, investors continue to embrace tax-exempt municipal bonds. Why?
First, state and local governments are dealing with their fiscal challenges by raising taxes, cutting services and renegotiating or restructuring their long-term commitments. Second, municipal securities are of relatively high quality. In fact, some ratings agencies are about to adopt a methodology allowing them to assess municipal bonds on a scale comparable to the one used for corporate bonds. In doing so, a surprising number of municipal bonds (in the tens of thousands) have been upgraded. The change is, in my opinion, an acknowledgment that municipal issuers default less often than corporations.

But at USAA Investment Management Company, we have never invested based solely on ratings. We do our own credit work, focusing on income generation and on whether our shareholders are being adequately compensated for risk. As a result, the performance of our tax-exempt bond funds remained strong despite volatile market conditions. Going forward, however, shareholders should expect their tax-exempt bond funds to return to their traditional role as an income-accumulation vehicle, rather than one of asset appreciation, over the coming months.

Rest assured, we will continue doing all we can to help you with your investment needs. We sincerely appreciate the confidence you have in us.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

Investment/Insurance: Not FDIC Insured o Not Bank Issued, Guaranteed or
Underwritten o May Lose Value

Investment and insurance products are not deposits, not insured by FDIC or any government agency, not guaranteed by the Bank. Investments and certain insurance products may lose value.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR
ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF
YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

There may be tax consequences associated with the transfer of assets. Indirect transfers may be subject to taxation and penalties. Consult with your own advisors regarding your particular situation.

Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF JOHN C. BONNELL]                           [PHOTO OF DALE R. HOFFMANN]

     JOHN C. BONNELL, CFA                                 DALE R. HOFFMANN
     USAA Investment                                      USAA Investment
     Management Company                                   Management Company

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o  HOW DID THE USAA TAX EXEMPT MONEY MARKET FUND (THE FUND) PERFORM FROM APRIL
   1, 2009, TO MARCH 31, 2010?

   The Fund performed well for the reporting period ended March 31, 2010.
   During the reporting period, the Fund ranked 3 out of 107 funds for the tax-exempt money market funds category for the one-year period, according to
   iMoneyNet, Inc. The Fund had a return of 0.48%, compared to an average return for the category of 0.09% during the same period. For the five- and
   10-year periods, the Fund ranked 5 out of 82 funds (returning 2.22%) and 3 out of 60 funds (returning 1.99%), respectively. Rankings are based on
   12-month net compound unannualized returns.

o  WHAT WERE THE MARKET CONDITIONS?

   Short-term interest rates remained at record lows throughout the reporting period. Although economic conditions improved, unemployment remained high and the housing market has been slow to recover. Inflation was not an immediate threat, allowing the Federal Reserve (the Fed) to hold the federal funds target rate at a range between zero and 0.25% throughout the reporting period.

   Refer to page 8 for benchmark definition.

   Past performance is no guarantee of future results.

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4  | USAA TAX EXEMPT MONEY MARKET FUND
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   Yields on short-term tax-exempt securities dropped as demand outstripped supply. Even as financial markets stabilized, many investors remained on the sidelines, opting for the safety and liquidity of money market funds rather than the higher yields offered in longer maturities. Demand was particularly strong for municipal variable rate demand notes (VRDNs), which were in short supply as an increasing number of issuers funded their borrowing needs through the issuance of longer-term securities. The SIFMA Municipal Swap
   Index, the index of seven-day VRDNs, began the period at 0.54% on April 1,
   2009, fell to an all-time low of 0.15% on January 6, 2010, and ended the period at 0.29%.

   The Bond Buyer One-Year Note Index began the period at 0.79%, fell to 0.39%
   on March 11, 2010, and ended the period at 0.48%.

o  WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

   To maintain the safety and liquidity of your Fund, we concentrated our purchases in VRDNs. Most of the VRDNs owned by the Fund possess a feature guaranteeing the payment of both principal and interest. VRDNs also provide flexibility because they can be sold at par value (100% of face value) with a notice of seven days or less. With yields at extraordinary low levels, there was little advantage in extending the portfolio's weighted average maturity.

   To evaluate and monitor each of the Fund's holdings, we continued to rely on our seasoned team of credit analysts. Their skill and hard work have helped us avoid credit problems in our tax-exempt money market funds.

   The SIFMA Index, produced by Municipal Market Data, is a seven-day high-grade market index comprised of tax-exempt variable-rate demand obligations from Municipal Market Data's extensive database. o The Bond
   Buyer One-Year Note Index is based on estimated yields for theoretical new one-year note issues from 10 state and local issuers: California, Colorado,
   Idaho, Los Angeles County, Michigan, New Jersey, New York City,
   Pennsylvania, Texas, and Wisconsin. The index is an unweighted average of the average estimated bid-side yields for the 10 issues.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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o  WHAT IS THE OUTLOOK?

   We expect short-term interest rates to remain at historic lows until the Fed sees evidence of sustained economic growth. In our opinion, a rate hike is contingent on inflationary trends, real estate conditions and the level of unemployment and is unlikely until late 2010 or early 2011. Until the Fed changes its stance on interest rates, shareholders should expect to see little change in the Fund's yield. Once rate increases begin, your Fund is positioned to benefit quickly from rising short-term rates.

   We will continue to focus on maintaining the safety and liquidity of your
   Fund, while striving to maximize the tax-exempt income you receive. To make the Fund as tax efficient as possible, we will also continue to avoid issues subject to the alternative minimum tax, also known as the "AMT", for individuals.

   Thank you for the confidence you have placed in us.

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6  | USAA TAX EXEMPT MONEY MARKET FUND
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INVESTMENT OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND (Ticker Symbol: USEXX)

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                                          3/31/10                   3/31/09
--------------------------------------------------------------------------------
Net Assets                            $3,331.3 Million          $3,498.9 Million
Net Asset Value Per Share                  $1.00                     $1.00
Dollar-Weighted Average
Portfolio Maturity                        21 Days                   19 Days

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/10
--------------------------------------------------------------------------------
   1 Year              5 Years              10 Years              7-Day Yield
    0.48%               2.22%                 1.99%                  0.01%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR
ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF
YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with
U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

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                                                        INVESTMENT OVERVIEW |  7

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                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                               iMONEYNET                       USAA TAX EXEMPT
                                AVERAGE                       MONEY MARKET FUND
 3/30/2009                        0.29%                              0.97%
 4/27/2009                        0.28                               0.94
 5/26/2009                        0.22                               1.12
 6/29/2009                        0.14                               0.93
 7/27/2009                        0.10                               0.87
 8/24/2009                        0.08                               0.66
 9/28/2009                        0.07                               0.48
10/26/2009                        0.04                               0.20
11/30/2009                        0.04                               0.13
12/28/2009                        0.04                               0.12
 1/25/2010                        0.02                               0.01
 2/22/2010                        0.02                               0.01
 3/29/2010                        0.03                               0.01

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 3/29/10.

The graph tracks the USAA Tax Exempt Money Market Fund's seven-day yield against
iMoneyNet, Inc. tax-free national retail money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

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8  | USAA TAX EXEMPT MONEY MARKET FUND

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                                TOP 10 INDUSTRIES
                                  AS OF 3/31/10
                                (% of Net Assets)

      Hospital  ..................................................... 13.7%
      Education ..................................................... 12.4%
      General Obligation ............................................  8.6%
      Electric Utilities ............................................  7.7%
      Nursing/CCRC ..................................................  6.9%
      Special Assessment/Tax/Fee ....................................  5.5%
      Multifamily Housing ...........................................  4.5%
      Sales Tax .....................................................  4.5%
      Agricultural Products .........................................  4.4%
      Water/Sewer Utility ...........................................  4.2%

 You will find a complete list of securities that the Fund owns on pages 14-30.

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                                                        INVESTMENT OVERVIEW |  9

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                         o PORTFOLIO MIX -- 3/31/2010 o

                          [PIE CHART OF PORTFOLIO MIX]

       VARIABLE-RATE DEMAND NOTES                                   88.6%
       FIXED-RATE INSTRUMENTS                                        8.0%
       PUT BONDS                                                     3.2%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

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10  | USAA TAX EXEMPT MONEY MARKET FUND
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                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                               USAA TAX EXEMPT MONEY MARKET FUND
03/31/00                                                  $10,000.00
04/30/00                                                   10,028.46
05/31/00                                                   10,069.13
06/30/00                                                   10,102.20
07/31/00                                                   10,134.53
08/31/00                                                   10,167.94
09/30/00                                                   10,200.49
10/31/00                                                   10,237.16
11/30/00                                                   10,271.54
12/31/00                                                   10,304.18
01/31/01                                                   10,333.37
02/28/01                                                   10,360.92
03/31/01                                                   10,386.81
04/30/01                                                   10,417.91
05/31/01                                                   10,445.79
06/30/01                                                   10,468.19
07/31/01                                                   10,490.58
08/31/01                                                   10,509.60
09/30/01                                                   10,525.94
10/31/01                                                   10,544.70
11/30/01                                                   10,559.91
12/31/01                                                   10,571.70
01/31/02                                                   10,582.43
02/28/02                                                   10,592.50
03/31/02                                                   10,602.95
04/30/02                                                   10,614.28
05/31/02                                                   10,627.09
06/30/02                                                   10,636.64
07/31/02                                                   10,646.61
08/31/02                                                   10,657.34
09/30/02                                                   10,667.47
10/31/02                                                   10,679.79
11/30/02                                                   10,691.00
12/31/02                                                   10,699.99
01/31/03                                                   10,707.99
02/28/03                                                   10,715.50
03/31/03                                                   10,723.33
04/30/03                                                   10,731.60
05/31/03                                                   10,740.56
06/30/03                                                   10,747.26
07/31/03                                                   10,752.33
08/31/03                                                   10,757.51
09/30/03                                                   10,763.12
10/31/03                                                   10,769.70
11/30/03                                                   10,775.98
12/31/03                                                   10,783.01
01/31/04                                                   10,788.96
02/29/04                                                   10,793.92
03/31/04                                                   10,799.46
04/30/04                                                   10,806.03
05/31/04                                                   10,811.99
06/30/04                                                   10,818.16
07/31/04                                                   10,824.64
08/31/04                                                   10,831.86
09/30/04                                                   10,840.76
10/31/04                                                   10,852.47
11/30/04                                                   10,863.72
12/31/04                                                   10,876.46
01/31/05                                                   10,888.29
02/28/05                                                   10,900.94
03/31/05                                                   10,915.18
04/30/05                                                   10,934.27
05/31/05                                                   10,956.24
06/30/05                                                   10,974.56
07/31/05                                                   10,992.25
08/31/05                                                   11,011.35
09/30/05                                                   11,032.28
10/31/05                                                   11,052.25
11/30/05                                                   11,074.84
12/31/05                                                   11,101.98
01/31/06                                                   11,124.90
02/28/06                                                   11,147.78
03/31/06                                                   11,174.64
04/30/06                                                   11,200.43
05/31/06                                                   11,229.82
06/30/06                                                   11,261.61
07/31/06                                                   11,289.87
08/31/06                                                   11,319.47
09/30/06                                                   11,349.51
10/31/06                                                   11,378.44
11/30/06                                                   11,407.91
12/31/06                                                   11,441.22
01/31/07                                                   11,469.96
02/28/07                                                   11,498.13
03/31/07                                                   11,529.88
04/30/07                                                   11,560.40
05/31/07                                                   11,594.44
06/30/07                                                   11,627.03
07/31/07                                                   11,657.82
08/31/07                                                   11,693.73
09/30/07                                                   11,723.29
10/31/07                                                   11,754.82
11/30/07                                                   11,786.92
12/31/07                                                   11,816.40
01/31/08                                                   11,843.47
02/29/08                                                   11,866.61
03/31/08                                                   11,894.08
04/30/08                                                   11,916.86
05/31/08                                                   11,941.40
06/30/08                                                   11,960.53
07/31/08                                                   11,978.81
08/31/08                                                   11,998.59
09/30/08                                                   12,032.46
10/31/08                                                   12,070.99
11/30/08                                                   12,085.53
12/31/08                                                   12,099.95
 1/31/09                                                   12,108.55
 2/28/09                                                   12,116.19
 3/31/09                                                   12,125.24
 4/30/09                                                   12,134.62
 5/31/09                                                   12,145.61
 6/30/09                                                   12,155.17
 7/31/09                                                   12,164.49
 8/31/09                                                   12,171.66
 9/30/09                                                   12,176.93
10/31/09                                                   12,179.54
11/30/09                                                   12,180.89
12/31/09                                                   12,183.71
 1/31/10                                                   12,183.81
 2/28/10                                                   12,183.91
 3/31/10                                                   12,184.01

                                   [END CHART]

                       Data from 3/31/00 through 3/31/10.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's
Investment Overview.

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                                                       INVESTMENT OVERVIEW |  11

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DISTRIBUTIONS TO SHAREHOLDERS

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The following federal tax information related to the Fund's fiscal year ended
March 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

The net investment income distributed by the Fund during the fiscal year ended
March 31, 2010, was 100% tax-exempt for federal income tax purposes.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $109,000 as long-term capital gains for the fiscal year ended
March 31, 2010.

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12  | USAA TAX EXEMPT MONEY MARKET FUND

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TAX EXEMPT MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Money Market Fund (one of
the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of March
31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
USAA Tax Exempt Money Market Fund at March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
May 18, 2010

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                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  13

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PORTFOLIO OF INVESTMENTS

March 31, 2010

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

   The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the
   Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally

================================================================================

14  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

   consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

   (LOC)   Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (LIQ)   Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Citigroup, Inc.,
           Deutsche Bank A.G., Deutsche Postbank, Dexia Credit Local, Freddie
           Mac, JPMorgan Chase Bank, N.A., Key Bank, N.A., Merrill Lynch & Co.,
           Inc., or Wachovia Bank, N.A.

   (NBGA)  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Freddie Mac, Merrill Lynch & Co., Inc.,
           Minnesota General Obligation, Montana Board of Investments Intercap
           Program, or National Rural Utility Corp.

   (INS)   Principal and interest payments are insured by one of the following:
           Assured Guaranty Corp., Assured Guaranty Municipal Corp., Berkshire
           Hathaway Assurance Corp., or National Indemnity Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   EDA     Economic Development Authority
   EDC     Economic Development Corp.
   IDA     Industrial Development Authority/Agency
   IDB     Industrial Development Board
   IDC     Industrial Development Corp.
   ISD     Independent School District
   MTA     Metropolitan Transportation Authority
   USD     Unified School District

================================================================================

16  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INVESTMENTS

-----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON     FINAL           VALUE
(000)        SECURITY                                                 RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------

             VARIABLE-RATE DEMAND NOTES (88.6%)

             ALABAMA (2.9%)
  $ 2,810    Auburn IDB (LOC - Compass Bank)                          1.29%    4/01/2019   $    2,810
    3,200    Auburn IDB (LOC - Allied Irish Banks plc)                0.50     5/01/2020        3,200
    1,220    Demopolis IDB (LOC - Compass Bank)                       0.38     8/01/2022        1,220
   11,130    Huntsville (LIQ)(a)                                      0.33     5/01/2015       11,130
    2,005    Huntsville Educational Building Auth.
                (LOC - SunTrust Bank)                                 2.65    12/01/2022        2,005
    2,340    Marengo County Port Auth. (LOC - Compass Bank)           0.43     7/01/2026        2,340
    3,230    Mobile Medical Clinic Board (LOC - Regions Bank)         0.85     3/01/2022        3,230
    5,015    Montgomery (LOC - Regions Bank)                          2.15     6/01/2022        5,015
    1,100    Northport (LOC - Regions Bank)                           1.05     9/03/2015        1,100
    3,725    Northport (LOC - Regions Bank)                           0.67     7/01/2018        3,725
    1,200    Oxford IDA (LOC - Federal Home Loan
                Bank of Atlanta)                                      0.34    12/01/2029        1,200
   10,000    Tuscaloosa County IDA (LOC - JPMorgan Chase
                Bank, N.A.)                                           0.34     3/01/2027       10,000
   10,000    Tuscaloosa County IDA (LOC - JPMorgan Chase
                Bank, N.A.)                                           0.34    12/01/2027       10,000
    5,800    Tuscaloosa County Port Auth. (LOC - Federal
                Home Loan Bank of Atlanta)                            0.29     5/01/2030        5,800
   32,500    Tuscaloosa County Port Auth. (LOC - Compass Bank)        0.37    12/01/2031       32,500
                                                                                           ----------
                                                                                               95,275
                                                                                           ----------
             ARIZONA (1.3%)
   20,050    Arizona Sports and Tourism Auth. (LOC - Allied
                Irish Banks plc)                                      0.45     7/01/2036       20,050
    5,200    Chandler IDA (LOC - Comerica Bank, N.A.)                 0.39    12/01/2037        5,200
    5,175    Phoenix Civic Improvement Corp. (INS)(LIQ)(a)            0.30     7/01/2034        5,175
   13,000    Verrado Western Overlay Community Facilities
                District (LOC - Compass Bank)                         0.63     7/01/2029       13,000
                                                                                           ----------
                                                                                               43,425
                                                                                           ----------
             ARKANSAS (0.2%)
    5,175    Texarkana (LOC - PNC Bank, N.A.)                         0.44     3/01/2021        5,175
                                                                                           ----------
             CALIFORNIA (3.1%)
    8,430    Elsinore Valley (LOC - Allied Irish Banks plc)           0.51     7/01/2035        8,430
   10,000    Fremont (LOC - Allied Irish Banks plc)                   0.45     8/01/2038       10,000
   18,400    Infrastructure and Economic Dev. Bank
                (LOC - Allied Irish Banks plc)                        0.43     8/01/2037       18,400
   29,050    Livermore (LOC - Allied Irish Banks plc)                 0.45    10/01/2030       29,050

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL          VALUE
(000)        SECURITY                                                 RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------

  $ 4,995    San Diego USD (LIQ)(LOC - Dexia Credit Local)(a)         0.54%    7/01/2028   $    4,995
    4,200    State (LIQ)(LOC - Dexia Credit Local)(a)                 0.35     8/01/2032        4,200
   20,000    Statewide Communities Dev. Auth. (LIQ)
                (LOC - Citigroup, Inc.)(a)                            0.46     7/01/2012       20,000
    7,100    Statewide Communities Dev. Auth. (LOC - Allied
                Irish Banks plc)                                      0.43     8/15/2047        7,100
                                                                                           ----------
                                                                                              102,175
                                                                                           ----------
             COLORADO (5.3%)
    8,915    Arista Metropolitan District (LOC - Compass Bank)        0.63    12/01/2030        8,915
    3,335    Bachelor Gulch Metropolitan District
                (LOC - U.S. Bank, N.A.)                               0.30    12/01/2023        3,335
    8,000    Brighton Crossing Metropolitan District No. 4
               (LOC - Compass Bank)                                   0.72    12/01/2034        8,000
   13,950    Centerra Metropolitan District No. 1
                (LOC - Compass Bank)                                  0.63    12/01/2029       13,950
    8,625    Commerce City Northern Infrastructure General
                Improvement District (LOC - U.S. Bank, N.A.)          0.30    12/01/2038        8,625
    6,500    Cornerstar Metropolitan District Co.
                (LOC - Compass Bank)                                  0.72    12/01/2037        6,500
    8,885    Denver Urban Renewal Auth. (LOC - Compass Bank)          0.63     9/01/2017        8,885
   15,815    Denver Urban Renewal Auth. (LOC - Compass Bank)          0.63     9/01/2017       15,815
    1,870    Denver Urban Renewal Auth. (LOC - Compass Bank)          0.63     9/01/2017        1,870
   11,465    Educational and Cultural Facilities Auth.
                (LOC - Fifth Third Bank)                              0.44     1/01/2029       11,465
    2,020    El Paso County (LOC - JPMorgan Chase Bank, N.A.)         0.63    11/01/2021        2,020
    1,155    Health Facilities Auth. (LOC - JPMorgan Chase
                Bank, N.A.)                                           0.63     1/01/2018        1,155
    9,975    Health Facilities Auth. (LOC - Key Bank, N.A.)           0.39     6/01/2030        9,975
   20,230    Health Facilities Auth. (LOC - Allied Irish Banks plc)   0.38     6/01/2037       20,230
   23,990    Jefferson Metropolitan District (LIQ)(NBGA)(a)           0.91    12/01/2028       23,990
      600    Postsecondary Educational Facilities Auth.
                (LOC - Wells Fargo Bank, N.A.)                        0.43     6/01/2011         600
    1,340    Postsecondary Educational Facilities Auth.
                (LOC - JPMorgan Chase Bank, N.A.)                     0.63     4/01/2013        1,340
    6,650    Timnath Dev. Auth. (LOC - Compass Bank)                  0.72    12/01/2029        6,650
   24,560    Univ. of Colorado Hospital Auth. (INS)(LIQ)              0.32    11/15/2033       24,560
                                                                                           ----------
                                                                                              177,880
                                                                                           ----------
             CONNECTICUT (0.2%)
    6,495    Health and Educational Facilities Auth.
                (LOC - Allied Irish Banks plc)                        0.55     7/01/2030        6,495
    1,575    Health and Educational Facilities Auth.
                (LOC - Bank of America, N.A.)                         0.45     7/01/2036        1,575
                                                                                           ----------
                                                                                                8,070
                                                                                           ----------

================================================================================

18  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL          VALUE
(000)        SECURITY                                                 RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------

             DELAWARE (0.6%)
  $ 4,250    EDA (LOC - Wachovia Bank, N.A.)                          0.43%    9/01/2012   $    4,250
    8,050    EDA (LOC - Citizens Bank of Pennsylvania)                0.35     7/01/2033        8,050
    6,600    EDA IDA                                                  0.90    12/01/2014        6,600
                                                                                           ----------
                                                                                               18,900
                                                                                           ----------
             DISTRICT OF COLUMBIA (0.1%)
    3,200    District of Columbia (LOC - Bank of America, N.A.)       0.45     7/01/2022        3,200
                                                                                           ----------
             FLORIDA (2.9%)
    9,840    Brevard County Housing Finance Auth.
                (LIQ)(NBGA)(a)                                        0.34    12/01/2032        9,840
   16,195    Broward County Housing Finance Auth.
                (LIQ)(NBGA)(a)                                        0.41     9/01/2032       16,195
    1,135    Collier County IDA (LOC - SunTrust Bank)                 0.65     9/01/2029        1,135
    1,200    Hillsborough County IDA (LIQ)
                (LOC - Citibank, N.A.)(a)                             0.47     4/01/2014        1,200
   13,500    Housing Finance Corp. (LIQ)(NBGA)(a)                     0.41    10/01/2032       13,500
    5,160    JEA (INS)(LIQ)(a)                                        0.34    10/01/2013        5,160
    8,500    Miami-Dade County School Board (INS)(LIQ)(a)             0.31     5/01/2016        8,500
    2,000    Palm Beach County (LOC - Northern Trust Co.)             0.34     3/01/2027        2,000
   19,515    Peace River (INS)(LIQ)(a)                                0.34    10/01/2013       19,515
    3,180    Sunshine State (LOC - Dexia Credit Local)                0.36     7/01/2016        3,180
    4,245    Sunshine State Governmental Financing Commission
                (LOC - Dexia Credit Local)                            0.32     7/01/2016        4,245
    9,670    Univ. Athletic Association, Inc. (LOC - SunTrust Bank)   0.40    10/01/2031        9,670
    2,890    Univ. of North Florida Financing Corp. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                         0.29    11/01/2027        2,890
                                                                                           ----------
                                                                                               97,030
                                                                                           ----------
             GEORGIA (1.1%)
    7,500    Floyd County Dev. Auth. (LOC - RBC Bank (USA))           0.40     4/01/2017        7,500
   30,150    Metropolitan Rapid Transit Auth. (LOC - Bayerische
             Landesbank)(LOC - WestLB A.G.)                           0.34     7/01/2025       30,150
                                                                                           ----------
                                                                                               37,650
                                                                                           ----------
             ILLINOIS (2.7%)
   13,325    Chicago (LIQ)(a)                                         0.34     5/01/2014       13,325
   20,065    Chicago (INS)(LIQ)(a)                                    0.34     1/01/2015       20,065
    4,200    Dev. Finance Auth.                                       0.40     1/01/2016        4,200
    1,255    Dev. Finance Auth. (LOC - Northern Trust Co.)            1.00     8/01/2022        1,255
    3,120    Finance Auth. (LOC - Fifth Third Bank)                   2.29     3/01/2031        3,120
    6,500    Finance Auth. (LOC - RBS Citizens, N.A.)                 0.50     9/01/2043        6,500
   10,990    Metropolitan Pier and Exposition Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                         0.29     6/15/2034       10,990

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL          VALUE
(000)        SECURITY                                                 RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------

  $ 6,000    Metropolitan Pier and Exposition Auth. (LIQ)
                (LOC - Deutsche Bank A.G.)(a)                         0.29%   12/15/2039   $    6,000
    4,249    Springfield Airport Auth.                                0.61    10/15/2016        4,249
   20,760    Woodridge (INS)(LOC - Societe Generale)                  0.35     7/01/2020       20,760
                                                                                           ----------
                                                                                               90,464
                                                                                           ----------
             INDIANA (2.2%)
    6,755    Berne (LOC - Federal Home Loan Bank of Indiana)          0.36    10/01/2033        6,755
      636    Crawfordsville (LOC - Federal Home Loan
                Bank of Indiana)                                      0.38     1/01/2030          636
    7,630    Dev. Finance Auth. (LOC - Key Bank, N.A.)                0.45     1/01/2023        7,630
    5,730    Evansville (LOC - Fifth Third Bank)                      0.38     1/01/2025        5,730
    9,620    Finance Auth. (LOC - Federal Home Loan
                Bank of Indiana)                                      0.36     7/01/2029        9,620
    3,155    Finance Auth. (LOC - PNC Bank, N.A.)                     0.44     6/01/2037        3,155
    1,300    Huntington                                               0.60     6/26/2014        1,300
    3,910    Jasper County (LOC - Fifth Third Bank)                   0.51    12/01/2022        3,910
    1,355    Morgan County (LOC - Fifth Third Bank)                   0.51    12/01/2027        1,355
   10,695    Morgan County (LOC - Fifth Third Bank)                   0.51    12/01/2027       10,695
    1,600    St. Joseph County (LOC - Wells Fargo Bank, N.A.)         0.43     6/01/2022        1,600
    9,200    Tipton Economic Dev. (LOC - Fifth Third Bank)            0.51     6/01/2031        9,200
    5,475    Winona Lake (LOC - Fifth Third Bank)                     0.51     6/01/2031        5,475
    6,490    Winona Lake (LOC - Key Bank, N.A.)                       0.54     7/01/2031        6,490
                                                                                           ----------
                                                                                               73,551
                                                                                           ----------
             IOWA (3.5%)
    6,850    Chillicothe                                              0.40     1/01/2023        6,850
   12,750    Council Bluffs                                           0.40     1/01/2025       12,750
   23,000    Finance Auth.                                            0.38     6/01/2036       23,000
   33,000    Finance Auth.                                            0.38     9/01/2036       33,000
   34,900    Louisa County                                            0.35    10/01/2024       34,900
    1,500    Sheldon                                                  0.59    11/01/2015        1,500
    5,500    Urbandale (LOC - Wells Fargo Bank, N.A.)                 0.45    11/01/2020        5,500
                                                                                           ----------
                                                                                              117,500
                                                                                           ----------
             KANSAS (0.1%)
    3,615    North Newton (LOC - U.S. Bank, N.A.)                     0.32     1/01/2023        3,615
                                                                                           ----------
             KENTUCKY (2.3%)
    1,510    Boone County (LOC - JPMorgan Chase Bank, N.A.)           0.63    11/01/2021        1,510
   20,095    Economic Dev. Finance Auth. (INS)(LIQ)                   0.34     8/01/2018       20,095
    2,000    Frankfort                                                0.60     5/07/2014        2,000
    9,005    Hancock County (LOC - BMO Bank of Montreal)              0.39     7/01/2010        9,005
    9,490    Hancock County (LOC - BMO Bank of Montreal)              0.39     7/01/2011        9,490
   20,000    Hancock County (LOC - HSBC Bank USA)                     0.39     7/01/2012       20,000

================================================================================

20  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL          VALUE
(000)        SECURITY                                                 RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------

  $ 1,555    Lexington-Fayette Urban County (LOC - JPMorgan
                Chase Bank, N.A.)                                     0.63%    7/01/2021   $    1,555
    3,275    Lexington-Fayette Urban County (LOC - Federal
                Home Loan Bank of Cincinnati)                         0.54    12/01/2027        3,275
   10,110    Louisville and Jefferson County (INS)(LIQ)(a)            0.30    12/01/2012       10,110
                                                                                           ----------
                                                                                               77,040
                                                                                           ----------
             LOUISIANA (2.6%)
    1,550    Ascension Parish                                         0.60     9/01/2010        1,550
    6,600    Ascension Parish                                         0.40     3/01/2011        6,600
    4,000    Donaldsonville IDB (LOC - Regions Bank)                  3.30     2/01/2027        4,000
    1,470    Environmental Facilities and Community Dev. Auth.
                (LOC - Federal Home Loan Bank of Dallas)              0.34     4/01/2018        1,470
    1,000    Environmental Facilities and Community Dev. Auth.
                (LOC - Bank of America, N.A.)                         0.35     8/01/2029        1,000
    1,900    Hammond Area Economic and Industrial Dev. District
                (LOC - Federal Home Loan Bank of Dallas)              0.29     3/01/2033        1,900
    9,540    New Orleans (LOC - Capital One, N.A.)                    0.59     8/01/2024        9,540
    3,570    Public Facilities Auth. (LOC - Federal Home Loan
                Bank of Dallas)                                       0.34    12/01/2014        3,570
    1,100    Public Facilities Auth.                                  0.40     8/01/2017        1,100
    8,690    Public Facilities Auth. (LOC - Bank of
                New York Mellon)                                      0.30     4/01/2021        8,690
    3,400    Public Facilities Auth. (LOC - Capital One, N.A.)        0.59     7/01/2023        3,400
      625    Public Facilities Auth. (LOC - Capital One, N.A.)        0.59     7/01/2023          625
    3,190    Public Facilities Auth. (LOC - Capital One, N.A.)        0.59     7/01/2027        3,190
    7,600    Public Facilities Auth. (LOC - Allied Irish Banks plc)   0.50    12/01/2036        7,600
   25,000    St. James Parish (LOC - Natixis)                         0.34    11/01/2039       25,000
    7,800    St. Tammany Parish Dev. District (LOC - Federal
                Home Loan Bank of Dallas)                             0.29     3/01/2033        7,800
                                                                                           ----------
                                                                                               87,035
                                                                                           ----------
             MAINE (0.4%)
   13,100    Finance Auth. (LOC - Banco Santander)                    0.31     7/01/2037       13,100
                                                                                           ----------
             MARYLAND (1.1%)
    1,000    Baltimore County IDA                                     0.60     3/01/2014        1,000
    2,530    Chestertown (LOC - RBS Citizens, N.A.)                   0.50     3/01/2038        2,530
    7,500    Gaithersburg (LIQ)(LOC - Citibank, N.A.)(a)              0.47     7/01/2014        7,500
    1,600    Health and Educational Facilities Auth.
                (LOC - Manufacturers & Traders Trust Co.)             0.38     1/01/2033        1,600
    3,775    Health and Higher Educational Facilities Auth.
                (LOC - Allied Irish Banks plc)                        0.58     7/01/2038        3,775
   19,795    Montgomery County Auth. (LOC - Manufacturers &
                Traders Trust Co.)                                    0.39    12/01/2027       19,795
                                                                                           ----------
                                                                                               36,200
                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL          VALUE
(000)        SECURITY                                                 RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------

             MICHIGAN (7.1%)
  $21,180    Board of Trustees of Oakland Univ.
                (LOC - Allied Irish Banks plc)                        0.54%    3/01/2031   $   21,180
   21,105    Building Auth. (INS)(LIQ)(a)                             0.34    10/15/2014       21,105
   22,675    Charlotte Hospital Finance Auth.
                (LOC - Fifth Third Bank)                              0.51     5/01/2029       22,675
   13,430    Detroit School District (LIQ)
                (LOC - Dexia Credit Local)(a)                         0.54     5/01/2025       13,430
   10,765    Grand Rapids EDC (LOC - Allied Irish Banks plc)          1.00     4/01/2045       10,765
   12,325    Higher Education Facilities Auth.
                (LOC - Comerica Bank, N.A.)                           0.40     8/01/2026       12,325
    8,000    Hospital Finance Auth. (LOC - Fifth Third Bank)          0.38     6/01/2035        8,000
   10,660    Huron County (LOC - Fifth Third Bank)                    0.51    10/01/2028       10,660
   30,835    Marquette County (LOC - RBS Citizens, N.A.)              0.46     3/01/2033       30,835
    7,900    Northville EDC (LOC - Fifth Third Bank)                  0.38     5/01/2014        7,900
   12,265    Oakland County EDC (LOC - Allied Irish Banks plc)        0.45     8/01/2020       12,265
    5,325    Oakland County EDC (LOC - Allied Irish Banks plc)        1.00     9/01/2023        5,325
    1,545    Oakland County EDC (LOC - Allied Irish Banks plc)        1.00     9/01/2023        1,545
   14,640    Oakland County EDC (LOC - Fifth Third Bank)              0.38     3/01/2029       14,640
    6,925    Oakland County EDC (LOC - Comerica Bank, N.A.)           0.40    12/01/2032        6,925
    7,055    Oakland County EDC (LOC - Comerica Bank, N.A.)           0.37     5/01/2037        7,055
   12,445    Strategic Fund (LOC - Allied Irish Banks plc)            0.59     5/01/2032       12,445
    4,675    Strategic Fund (LOC - Comerica Bank, N.A.)               0.37     7/01/2034        4,675
   14,140    Strategic Fund (LOC - Comerica Bank, N.A.)               0.37     7/01/2034       14,140
                                                                                           ----------
                                                                                              237,890
                                                                                           ----------
             MINNESOTA (0.5%)
    2,880    Canby Community Hospital District No.1                   0.59    11/01/2026        2,880
    3,900    North Suburban Hospital District
                (LOC - Wells Fargo Bank, N.A.)                        0.43     2/01/2013        3,900
    4,675    Rochester (LOC - ABN AMRO Bank N.V.)                     1.24     4/01/2022        4,675
    6,085    St. Paul Housing and Redevelopment Auth.
                (LOC - Allied Irish Banks plc)                        0.58     2/01/2026        6,085
                                                                                           ----------
                                                                                               17,540
                                                                                           ----------
             MISSISSIPPI (1.3%)
   15,610    Business Finance Corp. (LOC - Regions Bank)              0.85    10/01/2018       15,610
    5,995    Business Finance Corp. (LOC - Federal Home
                Loan Bank of Dallas)                                  0.30     6/01/2029        5,995
    5,500    Business Finance Corp. (LOC - Federal Home
                Loan Bank of Dallas)                                  0.29     3/01/2033        5,500
    7,310    Business Finance Corp. (LOC - Hancock Bank)              0.60     4/01/2033        7,310
    9,900    Business Finance Corp. (LOC - Hancock Bank)              0.40    12/01/2036        9,900
                                                                                           ----------
                                                                                               44,315
                                                                                           ----------

================================================================================

22  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL          VALUE
(000)        SECURITY                                                 RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------

             MISSOURI (1.6%)
  $14,105    Buchanan County (LOC - Wells Fargo Bank, N.A.)           0.32%   10/01/2026   $   14,105
    6,500    Health and Educational Facilities Auth.
                (LOC - Allied Irish Banks plc)                        0.54     6/01/2023        6,500
    5,850    Health and Educational Facilities Auth.
                (LOC - KBC Bank, N.V.)                                0.35     8/01/2029        5,850
   10,345    Health and Educational Facilities Auth.
                (LOC - Bank of Oklahoma, N.A.)                        0.45     7/01/2040       10,345
    7,370    Howard Bend Levee District (LIQ)
                (LOC - Dexia Credit Local)(a)                         0.54     3/01/2027        7,370
    9,000    Jackson County IDA (LOC - Commerce Bank, N.A.)           0.42     7/01/2025        9,000
    1,785    St. Louis County IDA (LOC - U.S. Bank, N.A.)             0.35     6/15/2024        1,785
                                                                                           ----------
                                                                                               54,955
                                                                                           ----------
             MONTANA (0.8%)
   15,565    Richland County Hospital (LOC - Allied Irish
                Banks plc)                                            1.00     5/01/2031       15,565
    9,515    Richland County Hospital (LOC - Allied Irish
                Banks plc)                                            1.00     1/01/2032        9,515
                                                                                           ----------
                                                                                               25,080
                                                                                           ----------
             NEBRASKA (0.1%)
      600    Lancaster County Hospital Auth. (LOC - Allied Irish
                Banks plc)                                            0.40     7/01/2030          600
    2,130    Sarpy County                                             0.60     7/01/2013        2,130
                                                                                           ----------
                                                                                                2,730
                                                                                           ----------
             NEVADA (1.5%)
   28,700    Clark County (LOC - Bayerische Landesbank)               0.33     7/01/2029       28,700
   20,000    Clark County (LOC - Landesbank
                Baden-Wurttemberg)                                    0.32     7/01/2040       20,000
                                                                                           ----------
                                                                                               48,700
                                                                                           ----------
             NEW JERSEY (0.9%)
   26,260    EDA (LIQ)(LOC - Dexia Credit Local)(a)                   0.47     9/01/2022       26,260
    3,175    EDA (LOC - Valley National Bank)                         0.50     3/01/2031        3,175
                                                                                           ----------
                                                                                               29,435
                                                                                           ----------
             NEW YORK (6.0%)
    2,810    Albany IDA (LOC - Bank of America, N.A.)                 0.30     5/01/2027        2,810
    4,300    Allegany County IDA (LOC - Key Bank, N.A.)               0.49     4/01/2029        4,300
    5,500    Broome County IDA (LOC - Manufacturers &
                Traders Trust Co.)                                    0.34     7/01/2023        5,500
    5,730    Broome County IDA (LOC - Manufacturers &
                Traders Trust Co.)                                    0.34     7/01/2040        5,730
    3,595    Clinton County IDA (LOC - Key Bank, N.A.)                0.39     7/01/2042        3,595

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL          VALUE
(000)        SECURITY                                                 RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------

  $11,350    Dormitory Auth. (LIQ)(LOC - Dexia Credit Local)(a)       0.54%    5/15/2022   $   11,350
    5,870    East Rochester Housing Auth.
                (LOC - RBS Citizens, N.A.)                            0.38    12/01/2036        5,870
    2,795    Essex County IDA (LOC - Key Bank, N.A.)                  0.39     3/01/2032        2,795
    1,475    Lancaster IDA (LOC - Manufacturers & Traders
                Trust Co.)                                            0.34    11/01/2032        1,475
    2,000    Long Island Power Auth. (LOC - Bayerische
                Landesbank)                                           0.36     5/01/2033        2,000
    6,725    Monroe County IDA (LOC - Key Bank, N.A.)                 0.39     6/01/2026        6,725
    9,115    Monroe County IDA (LOC - RBS Citizens, N.A.)             0.38     7/01/2027        9,115
   24,300    MTA (INS)(LIQ)                                           0.33    11/01/2022       24,300
      870    New York City (LIQ)(LOC - Dexia Credit Local)(a)         0.54     2/01/2016          870
    2,500    New York City Municipal Water Finance Auth. (LIQ)(a)     0.29     6/15/2013        2,500
    6,200    Oneida County IDA (LOC - Manufacturers & Traders
                Trust Co.)                                            0.34     6/01/2030        6,200
    3,790    Ontario County IDA (LOC - Key Bank, N.A.)                0.50     7/01/2030        3,790
   13,120    Ontario County IDA (LOC - RBS Citizens, N.A.)            0.38     6/01/2036       13,120
   17,660    State Dormitory Auth. (LOC - Key Bank, N.A.)             0.39    11/01/2036       17,660
   28,415    Triborough Bridge and Tunnel Auth.
                (LOC - Bayerische Landesbank)                         0.32     1/01/2032       28,415
   16,325    Urban Dev. Corp. (LIQ)(LOC - Dexia Credit Local)(a)      0.44     3/15/2023       16,325
   26,835    Urban Dev. Corp. (LIQ)(LOC - Dexia Credit Local)(a)      0.44     3/15/2024       26,835
                                                                                           ----------
                                                                                              201,280
                                                                                           ----------
             OHIO (4.8%)
   22,300    Air Quality Dev. Auth.                                   0.35     9/01/2030       22,300
   22,020    Clinton County (LOC - Fifth Third Bank)                  0.38     6/01/2032       22,020
    6,200    Darke County (LOC - Fifth Third Bank)                    0.51    12/01/2024        6,200
    8,710    Delaware County (LOC - Fifth Third Bank)                 0.38    10/01/2033        8,710
    1,950    Hamilton County (LOC - Fifth Third Bank)                 0.38     4/01/2028        1,950
    3,600    Hilliard (LOC - U.S. Bank, N.A.)                         0.39     8/01/2012        3,600
    8,945    Housing Finance Agency (INS)(LOC - Societe
                Generale)                                             0.35     9/01/2026        8,945
    9,465    Logan County (LOC - Fifth Third Bank)                    0.51     4/01/2027        9,465
    2,800    Meigs County (LOC - U.S. Bank, N.A.)                     0.39     8/01/2012        2,800
   13,095    Montgomery County (LOC - Fifth Third Bank)               0.51     9/01/2026       13,095
   10,000    Montgomery County (INS)(LIQ)                             0.30     8/01/2047       10,000
   21,880    Northeast Regional Sewer District (LIQ)(a)               0.33     5/15/2015       21,880
    2,775    Portage County (LOC - JPMorgan Chase Bank, N.A.)         0.60    12/01/2022        2,775
    5,215    Univ. of Akron (INS)(LIQ)                                0.32     1/01/2029        5,215
    7,035    Univ. of Akron (INS)(LIQ)                                0.32     1/01/2029        7,035
    8,005    Univ. of Cincinnati (LOC - Bayerische Landesbank)        0.42     6/01/2034        8,005
    3,000    Warren County (LOC - U.S. Bank, N.A.)                    0.39     8/01/2012        3,000
    3,310    Wayne County (LOC - Fifth Third Bank)                    0.51     9/01/2021        3,310
                                                                                           ----------
                                                                                              160,305
                                                                                           ----------

================================================================================

24  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL          VALUE
(000)        SECURITY                                                 RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------

             OKLAHOMA (3.3%)
  $ 8,700    Garfield County Industrial Auth.                         0.40%    1/01/2025   $    8,700
    2,375    IDA (LOC - JPMorgan Chase Bank, N.A.)                    0.63     8/01/2018        2,375
   32,400    Muskogee Industrial Trust(b)                             0.46     1/01/2025       32,400
   56,000    Muskogee Industrial Trust(b)                             0.49     6/01/2027       56,000
   11,400    Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)    0.48    11/01/2026       11,400
                                                                                           ----------
                                                                                              110,875
                                                                                           ----------
             OREGON (1.2%)
    2,900    Multnomah County (LOC - Key Bank, N.A.)                  0.42    12/01/2029        2,900
   38,100    Port of Portland (LOC - Bank of Tokyo-Mitsubishi
                UFJ, Ltd.)                                            0.44    12/01/2014       38,100
                                                                                           ----------
                                                                                               41,000
                                                                                           ----------
             PENNSYLVANIA (5.2%)
    6,100    Allegheny County Hospital Dev. Auth.
                (LOC - SunTrust Bank)                                 0.39     9/01/2027        6,100
    8,800    Allegheny County IDA (LOC - Allied Irish Banks plc)      0.40     7/01/2038        8,800
   15,700    Bucks County IDA (LOC - Allied Irish Banks plc)          0.45     5/01/2033       15,700
   10,830    Central Bucks School District (LIQ)(LOC - Dexia
                Credit Local)(a)                                      0.54     5/15/2022       10,830
    5,250    Chartiers Valley Industrial and Commercial Dev. Auth.    1.09    11/15/2017        5,250
   25,000    Delaware Valley (LOC - Bayerische Landesbank)            0.32     8/01/2016       25,000
   27,000    Emmaus General Auth. (INS)(LIQ)                          0.35    12/01/2028       27,000
    2,400    Higher Educational Facilities Auth.
                (LOC - Fulton Bank)                                   1.85    11/01/2028        2,400
    2,200    Higher Educational Facilities Auth.
                (LOC - Fulton Bank)                                   1.85    11/01/2033        2,200
   20,000    Lackawanna County (INS)(LIQ)                             0.37     9/01/2035       20,000
   10,000    Lackawanna County (INS)(LIQ)                             0.45     9/01/2035       10,000
    5,120    Langhorne Manor (LOC - Citizens Bank of
                Pennsylvania)                                         0.36    10/01/2032        5,120
   13,400    Langhorne Manor (LOC - Citizens Bank of
                Pennsylvania)                                         0.36    10/01/2032       13,400
   20,040    Water Auth. (INS)(LIQ)                                   0.37    11/01/2024       20,040
                                                                                           ----------
                                                                                              171,840
                                                                                           ----------
             PUERTO RICO (2.9%)
    8,855    Commonwealth (LIQ)(LOC - Dexia Credit Local)(a)          0.54     7/01/2041        8,855
   32,590    Commonwealth (LIQ)(LOC - Bank of America, N.A.)(a)       0.39     7/01/2011       32,590
   26,520    Electric Power Auth. (LIQ)(LOC - Citibank, N.A.)(a)      0.46     4/30/2010       26,520
   27,940    Electric Power Auth. (LIQ)(LOC - Dexia Credit Local)(a)  0.54     7/01/2033       27,940
                                                                                           ----------
                                                                                               95,905
                                                                                           ----------
             RHODE ISLAND (0.1%)
    2,820    EDC (LOC - RBS Citizens, N.A.)                           0.40    10/01/2034        2,820
                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL          VALUE
(000)        SECURITY                                                 RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------

             SOUTH CAROLINA (1.5%)
  $15,075    Charleston County School District (INS)(LIQ)(a)          0.31%   12/01/2013   $   15,075
   29,110    Jobs EDA (LOC - Regions Bank)                            2.00    10/01/2035       29,110
    4,385    South Carolina Jobs EDA (LOC - Wachovia
                Bank, N.A.)                                           0.38    12/01/2021        4,385
                                                                                           ----------
                                                                                               48,570
                                                                                           ----------
             SOUTH DAKOTA (1.6%)
    5,975    Health and Educational Facilities Auth.                  0.59    11/01/2020        5,975
    3,780    Health and Educational Facilities Auth.                  0.59    11/01/2025        3,780
    7,970    Health and Educational Facilities Auth.                  0.59    11/01/2027        7,970
   36,495    Health and Educational Facilities Auth.
                (LOC - Allied Irish Banks plc)                        0.59     7/01/2033       36,495
                                                                                           ----------
                                                                                               54,220
                                                                                           ----------
             TENNESSEE (1.2%)
    7,100    Hendersonville IDB (LOC - Fifth Third Bank)              0.46     5/01/2036        7,100
    5,100    Jackson Health, Educational and Housing
                Facility Board (LOC - Regions Bank)                   0.60     9/01/2016        5,100
    2,665    Jackson Health, Educational and Housing
                Facility Board (LOC - Regions Bank)                   0.67     7/01/2024        2,665
    9,500    McMinn County (LOC - Regions Bank)                       0.60    11/01/2036        9,500
    4,535    Memphis-Shelby County (LOC - SunTrust Bank)              0.65     1/01/2028        4,535
    2,430    Metropolitan Government of Nashville and
                Davidson County (LOC - Fifth Third Bank)              0.38    12/01/2024        2,430
    7,545    Oak Ridge IDB (LOC - Allied Irish Banks plc)             0.58     9/01/2038        7,545
                                                                                           ----------
                                                                                               38,875
                                                                                           ----------
             TEXAS (6.8%)
    3,155    Amarillo Health Facilities Corp. (LOC - Allied
                Irish Banks plc)                                      0.70    11/01/2017        3,155
   11,000    Atascosa County IDC (NBGA)                               0.70     6/30/2020       11,000
   16,955    Austin (LOC - Dexia Credit Local)                        0.37    11/15/2029       16,955
      770    Bell County Health Facilities Dev. Corp.
                (LOC - JPMorgan Chase Bank, N.A.)                     0.58     5/01/2023          770
   23,290    Brazos County Health Facilities Dev. (LIQ)(NBGA)(a)      0.84     1/01/2019       23,290
    2,565    Cameron Education Corp. (LOC - JPMorgan
                Chase Bank, N.A.)                                     0.63     6/01/2031        2,565
    9,105    Crawford Education Facilities Corp.
                (LOC - BNP Paribas)                                   0.99     5/01/2035        9,105
    9,570    El Paso County Hospital District (LIQ)(a)                0.34     8/15/2013        9,570
    6,000    Harris County Cultural Education Facilities
                Finance Corp. (LOC - Allied Irish Banks plc)          0.49     6/01/2029        6,000
    8,600    Harris County Health Facilities Dev. Corp.
                (LOC - Allied Irish Banks plc)                        1.00     5/01/2025        8,600
   21,335    Houston (INS)(LIQ)(a)                                    0.31    11/01/2011       21,335

================================================================================

26  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL          VALUE
(000)        SECURITY                                                 RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------

  $ 7,435    Judson ISD (INS)(LIQ)(a)                                 0.31%    2/01/2031   $    7,435
    1,800    North Central IDA                                        0.60    10/01/2013        1,800
   16,170    Student Housing Auth. (LIQ)(NBGA)(a)                     0.39    10/01/2033       16,170
   20,555    Tarrant County Health Facilities Dev. Corp.
                (LOC - HSH Nordbank A.G.)                             0.35     8/15/2036       20,555
   14,470    Tarrant County Housing Finance Corp.
                (LIQ)(NBGA)(a)                                        0.34    11/01/2029       14,470
   19,500    Transportation Commission (LIQ)(a)                       0.30     4/01/2033       19,500
    7,700    Trinity River IDA                                        0.48     1/01/2013        7,700
   25,635    Turnpike Auth. (INS)(LIQ)(a)                             0.30     1/01/2012       25,635
                                                                                           ----------
                                                                                              225,610
                                                                                           ----------
             UTAH (0.6%)
   19,965    Board of Regents (LIQ)(LOC - Dexia Credit Local)(a)      0.54     4/01/2029       19,965
                                                                                           ----------
             VERMONT (0.2%)
    6,665    Educational and Health Buildings Financing Agency
                (LOC - Allied Irish Banks plc)                        0.55     4/15/2033        6,665
                                                                                           ----------
             VIRGINIA (1.9%)
    7,860    Alexandria IDA (LOC - Branch Banking & Trust Co.)        0.32    10/01/2030        7,860
   11,025    Alexandria IDA (LOC - SunTrust Bank)                     0.39    10/01/2043       11,025
    7,700    Chesterfield County EDA (INS)(LIQ)                       0.32    11/01/2042        7,700
    6,500    Fairfax County EDA (LOC - SunTrust Bank)                 0.60     6/01/2037        6,500
   22,385    Harrisonburg Redevelopment and Housing Auth.
                (LIQ)(NBGA)(a)                                        0.34     2/01/2026       22,385
    6,650    Henrico County EDA (INS)(LIQ)                            0.33    11/01/2042        6,650
                                                                                           ----------
                                                                                               62,120
                                                                                           ----------
             WASHINGTON (2.5%)
    5,000    Economic Dev. Finance Auth.
                (LOC - Bank of the West)                              0.35     2/12/2019        5,000
    5,645    Health Care Facilities Auth. (INS)(LIQ)(a)               0.59     8/15/2013        5,645
   18,475    Health Care Facilities Auth. (INS)(LIQ)                  0.39    12/01/2036       18,475
   19,500    Health Care Facilities Auth. (LOC - Key Bank, N.A.)      0.35     7/01/2038       19,500
   10,520    Higher Education Facilities Auth.                        0.33    10/01/2031       10,520
   24,065    Housing Finance Commission (LOC - HSH
                Nordbank A.G.)                                        0.35     3/01/2036       24,065
                                                                                           ----------
                                                                                               83,205
                                                                                           ----------
             WEST VIRGINIA (0.5%)
    2,775    Harrison County (LOC - U.S. Bank, N.A.)                  0.39    12/01/2012        2,775
    9,630    Marshall County                                          0.40     3/01/2026        9,630
    3,100    Monongalia County (LOC - U.S. Bank, N.A.)                0.39    12/01/2012        3,100
    2,200    Ripley (LOC - U.S. Bank, N.A.)                           0.39    12/01/2012        2,200
                                                                                           ----------
                                                                                               17,705
                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL          VALUE
(000)        SECURITY                                                 RATE     MATURITY         (000)
-----------------------------------------------------------------------------------------------------

             WISCONSIN (0.7%)
  $14,600    Germantown                                               0.38%    4/01/2032   $   14,600
      820    Health and Educational Facilities Auth.
                (LOC - JPMorgan Chase Bank, N.A.)                     0.63     5/01/2026          820
    1,865    Milwaukee Redevelopment Auth. (LOC - JPMorgan
                Chase Bank, N.A.)                                     0.40     5/01/2025        1,865
    7,405    Wind Point (LOC - U.S. Bank, N.A.)                       0.40     9/01/2035        7,405
                                                                                           ----------
                                                                                               24,690
                                                                                           ----------
             WYOMING (1.2%)
   16,500    Converse County                                          1.40    12/01/2020       16,500
    6,700    Platte County (NBGA)                                     0.48     7/01/2014        6,700
    9,335    Sweetwater County                                        1.40    12/01/2020        9,335
    6,305    Sweetwater County                                        1.40    12/01/2020        6,305
                                                                                           ----------
                                                                                               38,840
                                                                                           ----------
             Total Variable-Rate Demand Notes (cost: $2,952,420)                            2,952,420
                                                                                           ----------
             PUT BONDS (3.2%)

             ALABAMA (0.5%)
   18,500    Mobile IDB                                               1.40     7/15/2034       18,500
                                                                                           ----------
             COLORADO (0.1%)
    3,570    NBC Metropolitan District (LOC - U.S. Bank, N.A.)        1.00    12/01/2030        3,570
                                                                                           ----------
             FLORIDA (0.5%)
   16,000    Escambia County                                          1.75     4/01/2039       16,000
                                                                                           ----------
             GEORGIA (0.2%)
    7,500    Monroe County Dev. Auth.                                 0.80    11/01/2048        7,500
                                                                                           ----------
             MASSACHUSETTS (0.4%)
   15,000    Health and Educational Facilities Auth.                  0.60    10/01/2037       15,000
                                                                                           ----------
             MONTANA (1.4%)
    9,355    Board of Investments (NBGA)                              0.50     3/01/2017        9,355
   12,010    Board of Investments (NBGA)                              0.50     3/01/2018       12,010
   11,680    Board of Investments (NBGA)                              0.50     3/01/2025       11,680
   12,710    Board of Investments (NBGA)                              0.50     3/01/2028       12,710
                                                                                           ----------
                                                                                               45,755
                                                                                           ----------
             PENNSYLVANIA (0.1%)
    1,750    Allegheny County IDA (LOC - PNC Bank, N.A.)              0.98    12/01/2040        1,750
                                                                                           ----------
             Total Put Bonds (cost: $108,075)                                                 108,075
                                                                                           ----------

================================================================================

28  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL         VALUE
(000)        SECURITY                                                 RATE     MATURITY        (000)
-----------------------------------------------------------------------------------------------------

             FIXED-RATE INSTRUMENTS (8.0%)

             CALIFORNIA (1.7%)
  $17,250    Los Angeles County Capital Asset Leasing Corp.
                (LOC - Bayerische Landesbank, JPMorgan
                Chase Bank, N.A., WestLB A.G.)                        0.33%   4/07/2010    $   17,250
   40,000    State                                                    3.00    5/25/2010        40,103
                                                                                           ----------
                                                                                               57,353
                                                                                           ----------
             CONNECTICUT (0.3%)
   10,000    Waterbury                                                2.50    9/01/2010        10,062
                                                                                           ----------
             ILLINOIS (0.4%)
   11,570    Kane McHenry Cook and De Kalb County Unit
                School District(c)                                    1.50    6/30/2010        11,598
                                                                                           ----------
             IOWA (0.3%)
    4,775    Dubuque Community School District                        1.50    7/01/2010         4,788
    3,835    Dubuque Community School District                        1.50    1/01/2011         3,859
                                                                                           ----------
                                                                                                8,647
                                                                                           ----------
             KENTUCKY (0.3%)
   11,000    Rural Water Finance Corp.                                1.25    1/01/2011        11,045
                                                                                           ----------
             MINNESOTA (1.1%)
    3,700    Crookston ISD (NBGA)                                     1.00    9/29/2010         3,708
      700    Deer River ISD (NBGA)                                    1.00    8/11/2010           701
    1,330    Kimball ISD (NBGA)                                       1.50    9/14/2010         1,333
    1,350    Morris ISD (NBGA)                                        1.25    9/16/2010         1,354
    1,075    Onamia ISD (NBGA)                                        1.50    9/15/2010         1,077
    4,270    Red Wing ISD (NBGA)                                      2.00    8/18/2010         4,286
    3,400    South St. Paul Special School District (NBGA)            1.00    8/11/2010         3,406
    2,355    St. Anthony ISD (NBGA)                                   2.00    8/11/2010         2,361
    8,050    St. Cloud ISD (NBGA)                                     1.50    8/24/2010         8,071
    4,250    St. Francis ISD (NBGA)                                   1.00    9/20/2010         4,257
    4,600    Water Finance Auth.                                      2.25    5/01/2010         4,605
    3,080    West Central Area ISD (NBGA)                             1.50    9/01/2010         3,088
                                                                                           ----------
                                                                                               38,247
                                                                                           ----------
             MISSOURI (0.3%)
    8,800    Public Utilities Commission                              2.25    8/01/2010         8,836
                                                                                           ----------
             NEW JERSEY (0.6%)
   20,000    Newark                                                   1.25    6/17/2010        20,020
                                                                                           ----------
             NEW YORK (0.4%)
    3,000    Erie County Fiscal Stability Auth.                       2.00    5/19/2010         3,004
    8,805    Erie County Fiscal Stability Auth.                       1.25    7/30/2010         8,825
                                                                                           ----------
                                                                                               11,829
                                                                                           ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-----------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                               COUPON      FINAL         VALUE
(000)        SECURITY                                                 RATE     MATURITY        (000)
-----------------------------------------------------------------------------------------------------

             TEXAS (2.6%)
  $15,000    Dallas Area Rapid Transit                                0.28%   6/02/2010    $   15,000
   20,000    Dallas Area Rapid Transit                                0.29    6/09/2010        20,000
   10,000    Dallas Area Rapid Transit                                0.34    6/10/2010        10,000
   15,000    Dallas Area Rapid Transit                                0.34    6/16/2010        15,000
    2,000    Houston                                                  0.32    4/05/2010         2,000
   25,000    Houston                                                  0.31    5/20/2010        25,000
    1,000    Houston                                                  0.25    5/27/2010         1,000
                                                                                           ----------
                                                                                               88,000
                                                                                           ----------
             Total Fixed-Rate Instruments (cost: $265,637)                                    265,637
                                                                                           ----------

             TOTAL INVESTMENTS (COST: $3,326,132)                                          $3,326,132
                                                                                           ==========

-----------------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------

Variable-Rate Demand Notes                       $-          $2,952,420             $-     $2,952,420
Put Bonds                                         -             108,075              -        108,075
Fixed-Rate Instruments                            -             265,637              -        265,637
-----------------------------------------------------------------------------------------------------
Total                                            $-          $3,326,132             $-     $3,326,132
-----------------------------------------------------------------------------------------------------

================================================================================

30  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2010

--------------------------------------------------------------------------------

o GENERAL NOTES

  Values of securities are determined by procedures and practices discussed in
  Note 1 to the financial statements.

  The cost of securities at March 31, 2010, for federal income tax purposes, was
  $3,326,132,000.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
  100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Restricted security that is not registered under the Securities Act of
      1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule
      144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (b) At March 31, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

  (c) At March 31, 2010, the aggregate market value of securities purchased on a when-issued basis was $11,598,000.

See accompanying notes to financial statements.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

March 31, 2010

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)  $3,326,132
   Cash                                                                          84
   Receivables:
      Capital shares sold                                                     4,161
      USAA Investment Management Company (Note 4D)                                4
      Interest                                                                3,238
      Securities sold                                                        20,000
                                                                         ----------
         Total assets                                                     3,353,619
                                                                         ----------
LIABILITIES
   Payables:
      Securities purchased                                                   11,598
      Capital shares redeemed                                                 9,549
      Dividends on capital shares                                                16
   Accrued management fees                                                      800
   Accrued transfer agent's fees                                                263
   Other accrued expenses and payables                                          109
                                                                         ----------
         Total liabilities                                                   22,335
                                                                         ----------
            Net assets applicable to capital shares outstanding          $3,331,284
                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $3,331,284
                                                                         ----------
            Net assets applicable to capital shares outstanding          $3,331,284
                                                                         ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                            3,331,276
                                                                         ==========
   Net asset value, redemption price, and offering price per share       $     1.00
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

32  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended March 31, 2010

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                        $35,173
                                                                          -------
EXPENSES
   Management fees                                                          9,992
   Administration and servicing fees                                        3,569
   Transfer agent's fees                                                    3,820
   Custody and accounting fees                                                385
   Postage                                                                     77
   Shareholder reporting fees                                                  61
   Trustees' fees                                                              11
   Registration fees                                                           50
   Professional fees                                                          214
   Guarantee program fee (Note 1F)                                            618
   Other                                                                       66
                                                                          -------
          Total expenses                                                   18,863
   Transfer agent's fees reimbursed (Note 4C)                                 (87)
   Expenses reimbursed                                                       (395)
                                                                          -------
          Net expenses                                                     18,381
                                                                          -------
NET INVESTMENT INCOME                                                      16,792
                                                                          -------
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                          118
                                                                          -------
   Increase in net assets resulting from operations                       $16,910
                                                                          =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended March 31,

--------------------------------------------------------------------------------

                                                                  2010          2009
------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                   $    16,792   $    64,314
   Net realized gain on investments                                118           477
                                                           -------------------------
      Increase in net assets resulting from operations          16,910        64,791
                                                           -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (16,792)      (64,345)
   Net realized gains                                             (535)         (360)
                                                           -------------------------
      Distributions to shareholders                            (17,327)      (64,705)
                                                           -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                 1,822,218     2,582,033
   Reinvested dividends                                         17,013        63,294
   Cost of shares redeemed                                  (2,006,444)   (2,067,149)
                                                           -------------------------
      Increase (decrease) in net assets from capital
         share transactions                                   (167,213)      578,178
                                                           -------------------------
   Net increase (decrease) in net assets                      (167,630)      578,264

NET ASSETS
   Beginning of year                                         3,498,914     2,920,650
                                                           -------------------------
   End of year                                             $ 3,331,284   $ 3,498,914
                                                           =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                               1,822,218     2,582,033
   Shares issued for dividends reinvested                       17,013        63,294
   Shares redeemed                                          (2,006,444)   (2,067,149)
                                                           -------------------------
      Increase (decrease) in shares outstanding               (167,213)      578,178
                                                           =========================

See accompanying notes to financial statements.

================================================================================

34  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2010

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt
Money Market Fund (the Fund), which is classified as diversified under the 1940
Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1.  Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

   2.  Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by USAA
       Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value
       (NAV) approved by the Trust's Board of Trustees.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted)
   (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
   For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the
   Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
   Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

================================================================================

36  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
   and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of March 31, 2010, the Fund's outstanding delayed-delivery commitments, including interest purchased, were
   $11,598,000; of which all were when-issued securities.

F. GUARANTEE PROGRAM -- Subject to certain terms and conditions, the U.S.
   Department of the Treasury's Temporary Guarantee Program for Money Market
   Funds (the Program) provided coverage to shareholders for amounts held in participating money market funds as of the close of business on September
   19, 2008, for the term of the Program of September 19, 2008, through
   September 18, 2009 (Program Term). The Fund was responsible for payment of fees required to continue its participation in the Program without regard to any waivers or expense limitations in effect for the Fund. The participation fee for the Program Term was 0.04% of the number of shares outstanding of the Fund as of September 19, 2008. For the year ended March 31, 2010, the
   Fund recorded $618,000, as guarantee program fee on the statement of operations. Effective September 18, 2009, the Program has expired.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended March
   31, 2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

   normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
   Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended March 31, 2010, the Fund paid CAPCO facility fees of $22,000, which represents 9.3% of the total fees paid to CAPCO by the USAA funds. The
Fund had no borrowings under this agreement during the year ended March 31,
2010.

================================================================================

38  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S.
generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for the classification of distributions resulted in reclassifications to the statement of assets and liabilities to increase paid-in capital and decrease accumulated net realized gain on investments by $9,000.
This reclassification had no effect on net assets.

The tax character of distributions paid during the years ended March 31,
2010, and March 31, 2009, was as follows:

                                                    2010                2009
                                                 -----------------------------
Tax-exempt income                                $16,792,000       $64,345,000
Ordinary income*                                     435,000           216,000
Net long-term capital gains                          100,000           144,000

*Represents short-term realized capital gains, which are taxable as ordinary income.

As of March 31, 2010, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                        $16,000

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended March 31, 2010, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue
Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The
   Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year. For the year ended March 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $9,992,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $3,569,000.

   In addition to the services provided under its Administration and Servicing
   Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2010, the Fund reimbursed the
   Manager $162,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

40  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder
   Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended March 31, 2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of $3,820,000.

   During the year ended March 31, 2010, SAS reimbursed the Fund $87,000 for corrections in fees paid for the administration and servicing of certain accounts.

D. EXPENSE LIMITATION -- Effective January 7, 2010, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time. For the year ended March 31, 2010, the Fund incurred reimbursable expenses of
   $395,000, of which $4,000 was receivable from the Manager.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
   Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date, but before the financial statements are issued, are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that require recognition or disclosure in the Fund's financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(7) NEW ACCOUNTING PRONOUNCEMENTS

A. DERIVATIVES AND HEDGING -- In March 2008, the Financial Accounting Standards
   Board issued an accounting standard that requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The accounting standard is effective for financial statements issued for fiscal years and interim periods beginning after
   November 15, 2008. The Manager has evaluated the accounting standard, and due to the Fund's investment restrictions pertaining to derivative instruments, has determined that there is no impact on the Fund's financial statement disclosures.

B. FAIR VALUE MEASUREMENTS -- In January 2010, the Financial Accounting
   Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
   December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December
   15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

42  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                YEAR ENDED MARCH 31,
                                     ---------------------------------------------------------------------------
                                           2010              2009            2008            2007           2006
                                     ---------------------------------------------------------------------------

Net asset value at
  beginning of period                $     1.00        $     1.00      $     1.00      $     1.00     $     1.00
                                     ---------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                     .00(a)            .02             .03             .03            .02
  Net realized and unrealized
    gain                                    .00(a)            .00(a)          .00(a)          .00(a)           -
                                     ---------------------------------------------------------------------------
Total from investment operations            .00(a)            .02             .03             .03            .02
                                     ---------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.00)(a)          (.02)           (.03)           (.03)          (.02)

  Realized capital gains                   (.00)(a)          (.00)(a)        (.00)(a)           -              -
                                     ---------------------------------------------------------------------------
Total distributions                        (.00)(a)          (.02)           (.03)           (.03)          (.02)
                                     ---------------------------------------------------------------------------
Net asset value at end of period     $     1.00        $     1.00      $     1.00      $     1.00     $     1.00
                                     ===========================================================================
Total return (%)*                           .48(c)           1.94            3.17            3.19(b)        2.36
Net assets at end of period (000)    $3,331,284        $3,498,914      $2,920,650      $2,419,287     $2,393,135
Ratios to average net assets:**
  Expenses (%)(d)                           .52(c),(e)        .51             .50             .49(b)         .47
  Expenses, excluding
    reimbursements (%)(d)                   .53(c)              -               -               -              -
  Net investment income (%)                 .47              1.90            3.11            3.14           2.36

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    iMoneyNet reported return.
 ** For the year ended March 31, 2010, average net assets were $3,568,499,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2007, the Manager voluntarily reimbursed the
    Fund for excise taxes incurred. The reimbursement had no effect on the
    Fund's total return or ratio of expenses to average net assets.
(c) During the year ended March 31, 2010, SAS reimbursed the Fund $87,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Effective January 7, 2010, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

EXPENSE EXAMPLE

March 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2009, through
March 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this

================================================================================

44  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                     EXPENSES PAID
                                  BEGINNING          ENDING          DURING PERIOD*
                                ACCOUNT VALUE    ACCOUNT VALUE     OCTOBER 1, 2009 -
                               OCTOBER 1, 2009   MARCH 31, 2010     MARCH 31, 2010
                               -----------------------------------------------------

Actual                            $1,000.00        $1,000.60             $2.44

Hypothetical
  (5% return before expenses)      1,000.00         1,022.49              2.47

* Expenses are equal to the Fund's annualized expense ratio of 0.49%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.06% for the six-month period of October 1, 2009, through March 31, 2010.

================================================================================

                                                           EXPENSE EXAMPLE |  45

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds.
The Board of Trustees is responsible for the general oversight of the funds'
business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the
Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds as of March 31, 2010. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road,
San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800)
531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

46  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO
(2/01-10/09); Chief Investment Officer, IMCO (2/07-2/08); Chief Executive
Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial
Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President,
Financial Advice and Solutions Group (FASG) USAA (9/09-present); President,
Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the
Board of Directors of USAA Investment Corporation, USAA Shareholder Account
Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS),
and FAI. He also is Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  47

================================================================================

ROBERT L. MASON, Ph.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, Ph.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones
Graduate School of Management at Rice University (7/02-present); Associate
Professor of Finance at Jesse H. Jones Graduate School of Management at Rice
University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

48  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of
       1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds,
       P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the
       Funds' Board in November 2008.
   (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  49

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and
Financial Products Group, Bank of America (9/01-9/09).

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present).
Mr. Gladson also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG
Investments (12/00-1/09).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory
Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS
General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, FAI, and FPS,
and is an Assistant Secretary of USAA, IMCO, and SAS.

================================================================================

50  | USAA TAX EXEMPT MONEY MARKET FUND

================================================================================

ROBERTO GALINDO, Jr.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA
(12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, FASG General Counsel, USAA (10/08-present); Vice President,
Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner,
Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice
President and Secretary, IMCO and SAS, and Vice President and Assistant
Secretary, FAI and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS
(2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant,
Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State
Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  51

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At usaa.com click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   40859-0510                                (C)2010, USAA. All rights reserved.

 ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics  (Sarbanes  Code)  applicable  solely to its  senior  financial officers,  including its principal  executive  officer  (President),  as defined under  the  Sarbanes-Oxley  Act of  2002  and  implementing  regulations  of the
Securities and Exchange  Commission.  A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No  waivers (explicit  or  implicit)  have been  granted from a provision of the
Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On  November  18,  2008,  the  Board of  Trustees  of USAA  Mutual  Funds  Trust
designated  Dr.  Barbara  B.  Ostdiek,  Ph.D.  as the  Board's  audit  committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice  University  since  2001.  Dr.  Ostdiek also has  served as an  Academic
Director at El Paso  Corporation  Finance  Center since 2002.  Dr. Ostdiek is an independent  trustee who serves as a member of the Audit Committee,  Pricing and
Investment  Committee  and the  Corporate  Governance  Committee of the Board of
Trustees of USAA Mutual Funds Trust.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the  Registrant's  independent  auditor,  Ernst & Young  LLP,  for  professional services rendered for the audit of the Registrant's annual financial  statements and services provided in connection with statutory and regulatory filings by the
Registrant for the Funds for fiscal years ended March 31, 2010 and 2009 were
$244,354 and $268,065, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young,  LLP by USAA Shareholder  Account Services (SAS) for professional  services  rendered for audit related services  related to the annual study of internal  controls of the transfer  agent for fiscal years ended March 31, 2010 and 2009 were $61,513 and $63,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES.  No such fees were  billed by Ernst & Young LLP for the  review of federal,  state and city income and tax returns and excise tax  calculations for fiscal years ended March 31, 2010 and 2009.

(d) ALL OTHER  FEES.  No such fees were  billed by Ernst & Young LLP for  fiscal years ended March 31, 2010 and 2009.

(e)(1) AUDIT COMMITTEE  PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the
Audit Committee. The Audit Committee Charter also permits the Chair of the Audit
Committee  to  pre-approve  any  permissible  non-audit  service  that  must  be commenced  prior to a scheduled  meeting of the Audit  Committee.  All non-audit services were pre-approved by the Audit Committee or its Chair,  consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The  aggregate  non-audit  fees  billed  by Ernst & Young  LLP for  services rendered to the Registrant and the Registrant's  investment  adviser,  IMCO, and the Funds' transfer agent, SAS, for March 31, 2010 and 2009 were $104,896 and
$108,000, respectively.

(h) Ernst & Young LLP provided  non-audit services to IMCO in 2010 and 2009 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly  related to the  operations  of the  Registrant's
Funds. The Board of Trustees will consider Ernst & Young LLP's  independence and will  consider  whether the  provision  of these  non-audit  services to IMCO is compatible with maintaining Ernst & Young LLP's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded,  processed,  summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:

                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual  Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with  Section  406 of the  Sarbanes-Oxley  Act of
2002 (the Act) and  implementing  regulations  of the  Securities  and  Exchange
Commission (SEC). The Code applies to the Trust's Principal  Executive  Officer,
Principal  Financial  Officer and Principal  Accounting  Officer (each a Covered
Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              -   honest and ethical conduct,  including the ethical handling of actual or apparent  conflicts of interest  between the Covered
                  Officers' personal and professional relationships;
              -   full, fair, accurate,  timely and understandable disclosure in reports and  documents  that the Trust files with,  or submits to,  the SEC and in other  public  communications  made by the
                  Trust;
              -   compliance with applicable laws and governmental rules and regulations;
              -   prompt  internal  reporting of  violations  of the Code to the
                  Chief Legal  Officer of the Trust,  the President of the Trust
                  (if the violation  concerns the  Treasurer),  the CEO of USAA, and if deemed  material to the Funds'  financial  condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each  Covered  Officer  should  adhere to a high  standard  of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences,  or reasonably appears to influence,  the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example,  a  conflict  of  interest  could  arise if a  Covered  Officer,  or an immediate family member,  receives  personal  benefits as a result of his or her position with the Funds.

         Certain  conflicts  of  interest  arise  out of  relationships  between
Covered  Officers and the Funds and are already  subject to conflict of interest provisions  in the  Investment  Company  Act of  1940  (the  1940  Act)  and the
Investment  Advisers  Act of 1940  (the  Advisers  Act).  For  example,  Covered
Officers  may not  individually  engage in certain  transactions  with the Funds because of their status as  "affiliated  persons" of the Funds.  The USAA Funds'
and  USAA  Investment   Management  Company's  (IMCO)  compliance  programs  and
procedures are designed to prevent, or identify and correct, violations of these provisions.  This Code does not, and is not intended to, repeat or replace these programs and  procedures,  and such  conflicts fall outside of the parameters of this Code.

         Although  typically not presenting an opportunity for improper personal benefit,  conflicts  could  arise  from,  or as a  result  of,  the  contractual relationships  between the Funds and IMCO of which the Covered Officers are also officers  or  employees.  As a result,  this Code  recognizes  that the  Covered
Officers  will, in the normal course of their duties  (whether  formally for the
Funds or for IMCO,  or for both),  be  involved  in  establishing  policies  and implementing  decisions that will have different  effects on IMCO and the Funds.
The  participation  of Covered  Officers in such  activities  is inherent in the contractual  relationship  between the Funds and IMCO and is consistent with the performance  by the Covered  Officers of their  duties as officers of the Funds.
Thus,  if performed in  compliance  with the  provisions of the 1940 Act and the
Advisers Act, such activities will be deemed to have been handled ethically.

         B.  GENERAL  RULE.  Covered  Officers  Should Avoid Actual and Apparent
             Conflicts of Interest.

         Conflicts of interest,  other than the  conflicts  described in the two preceding  paragraphs,  are covered by the Code.  The  following  list  provides examples of conflicts of interest  under the Code, but Covered  Officers  should keep in mind that these examples are not exhaustive.  The overarching  principle is that  the  personal  interest  of a  Covered  Officer  should  not be  placed improperly before the interest of the Funds and their shareholders.

         Each Covered  Officer must not engage in conduct  that  constitutes  an actual conflict of interest between the Covered Officer's  personal interest and the interests of the Funds and their shareholders.  Examples of actual conflicts of interest are listed below but are not  exclusive.  Each Covered  Officer must not:

         -    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby  the  Covered  Officer  would  benefit  personally  to the detriment of the Funds and their shareholders;
         -    cause the Funds to take action,  or fail to take  action,  for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         -    accept gifts, gratuities,  entertainment or any other benefit from any  person  or entity  that does  business  or is  seeking  to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         -    accept gifts, gratuities,  entertainment or any other benefit with a market value over $100 per person,  per year,  from or on behalf of any person or entity that does,  or seeks to do,  business with or on behalf of the Funds.
              -       EXCEPTION.  Business-related  entertainment such as meals, and tickets to sporting or  theatrical  events,  which are
                      infrequent   and  not  lavish  are   excepted   from  this
                      prohibition.  Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value,  incidental to the business, and not so
                      frequent  as  to  raise  any   question   of   impropriety
                      (Customary Business Entertainment).

         Certain  situations  that could present the appearance of a conflict of interest  should  be  discussed  with,  and  approved  by,  or  reported  to, an appropriate person. Examples of these include:

         -    service as a director  on the board or an officer of any public or private company,  other than a USAA company or the Trust,  must be approved  by  the  USAA  Funds'  and  Investment  Code  of  Ethics
              Committee and reported to the Trust.
         -    the receipt of any non-nominal (I.E.,  valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes  of this  Code,  the  individual  holding  the  title  of
              Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         -    the receipt of any business-related  entertainment from any person or entity  with  which  the  Funds  have  current  or  prospective business  dealings  must be approved in advance by the Chief Legal
              Officer unless such entertainment  qualifies as Customary Business
              Entertainment.
         -    any  ownership  interest  in,  or  any  consulting  or  employment relationship  with, any of the Trust's  service  providers,  other than IMCO or any other USAA  company,  must be approved by the CEO of USAA and reported to the Trust's Board.
         -    any material direct or indirect financial interest in commissions, transaction  charges  or spreads  paid by the Funds for  effecting portfolio  transactions  or for selling or redeeming  shares other than an interest  arising from the Covered  Officer's  employment, such as compensation or equity ownership should be approved by the
              CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            -     Each  Covered  Officer  should  familiarize  himself  with the disclosure  requirements  applicable  to the  Funds,  and  the procedures  and policies  implemented  to promote full,  fair, accurate, timely and understandable disclosure by the Trust.
            -     Each Covered  Officer  should not knowingly  misrepresent,  or cause others to misrepresent, facts about the Funds to others, whether  within or outside the Funds,  including to the Funds'
                  Trustees  and  auditors,  and  to  government  regulators  and self-regulatory organizations.
            -     Each Covered Officer should, to the extent  appropriate within his area of  responsibility,  consult with other  officers and employees  of the Funds  and IMCO  with the goal of  promoting full, fair, accurate,  timely and understandable disclosure in the  reports  and  documents  filed  by  the  Trust  with,  or submitted to, the SEC, and in other public communications made by the Funds.
            -     Each Covered Officer is responsible  for promoting  compliance with the  standards  and  restrictions  imposed by  applicable laws, rules and regulations, and promoting compliance with the
                  USAA Funds' and IMCO's operating policies and procedures.
            -     A Covered  Officer  should not  retaliate  against  any person who reports a potential  violation of this Code in good faith.
            -     A Covered  Officer  should notify the Chief  Legal  Officer promptly if he knows of any  violation  of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A.     INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust
                is responsible for applying this Code to specific  situations in which  questions are presented under it and has the authority to interpret the Code in any particular situation.  The Chief Legal
                Officer should consult, if appropriate,  the USAA Funds' outside counsel or counsel for the Independent  Trustees.  However,  any approvals  or  waivers  sought  by a  Covered  Officer  will  be reported  initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     -  Upon  adoption  of the Code,  affirm  in  writing to the
                        Board that he has received, read and understands the
                        Code.
                     -  Annually  thereafter affirm to the Chief Legal Officer
                        that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     -  report to the Board about any matter or situation
                        submitted by a Covered Officer for interpretation under
                        the Code, and the advice given by the Chief Legal
                        Officer;
                     -  report  annually  to the Board and the  Corporate
                        Governance  Committee  describing any issues that arose
                        under the Code,  or informing the Board and Corporate
                        Governance Committee that no reportable issues occurred
                        during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in  investigating  and enforcing this Code:

         -        INITIAL   COMPLAINT.   All   complaints  or  other   inquiries
                  concerning  potential  violations of the Code must be reported to the Chief Legal  Officer.  The Chief Legal Officer shall be responsible  for  documenting  any complaint.  The Chief Legal
                  Officer also will report  immediately  to the President of the
                  Trust (if the complaint  involves the  Treasurer),  the CEO of
                  USAA and the  Chair of the  Trust's  Audit  Committee  (if the
                  complaint  involves  the  President)  any  material  potential violations  that could  have a  material  effect on the Funds'
                  financial  condition or reputation.  For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         -        INVESTIGATIONS.   The  Chief  Legal   Officer  will  take  all
                  appropriate  action to  investigate  any  potential  violation unless the CEO of USAA  directs  another  person to  undertake such investigation. The Chief Legal Officer may utilize USAA's
                  Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's  outside counsel or the counsel to the Independent
                  Trustees (if any) to  participate in any  investigation  under this Code.
         -        STATUS  REPORTS.  The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the
                  Code that could have a material effect on the Funds' financial condition or reputation,  and quarterly  updates regarding all other alleged violations of the Code.
         -        VIOLATIONS OF THE CODE.  If after investigation, the Chief
                  Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his
                  recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation
                  could materially affect the Funds' financial condition or
                  reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate.  Appropriate
                  action could include: (1) review of, and modifications to, the
                  Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other
                  disciplinary actions including reprimands or fines.
                  -        The  Board  of  Trustees   understands  that  Covered
                           Officers  also are subject to USAA's Code of Business
                           Conduct.  If a violation  of this Code also  violates
                           USAA's Code of Business Conduct,  these procedures do
                           not limit or restrict  USAA's  ability to  discipline
                           such  Covered  Officer  under USAA's Code of Business
                           Conduct.  In that event, the Chairman of the Board of
                           Trustees will report to the Board the action taken by
                           USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code  shall be the sole code of  ethics  adopted  by the Funds for purposes of Section 406 of the Act and the implementing  regulations  adopted by the SEC  applicable to registered  investment  companies.  If other policies and procedures of the Trust,  IMCO, or other service  providers govern or purport to govern the behavior or activities of Covered  Officers,  they are  superseded by this Code to the extent that they  overlap,  conflict  with, or are more lenient than the provisions of this Code. The Investment  Code of Ethics  (designated to address  1940 Act and  Advisers  Act  requirements)  and  IMCO's  more  detailed compliance  policies and procedures  (including its Insider  Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not  part of this  Code.  Also,  USAA's  Code of  Conduct  imposes  separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code,  other than  amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material  investigation  documents and reports  required to be prepared  under the Code for six years from the date of the  resolution of any such  complaint.  All reports and records  prepared or maintained  pursuant to this Code will be considered  confidential  and shall be maintained  and protected  accordingly.  Except as otherwise  required by law or this Code,  such matters shall not be disclosed to anyone other than the Trust's
Board of Trustees and counsel for the  Independent  Trustees (if any), the Trust and its counsel,  IMCO, and other personnel of USAA as determined by the Trust's
Chief Legal Officer or the Chair of the Trust's Board of Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved  and adopted by the Boards of  Directors/Trustees  of USAA Mutual Fund,
Inc., USAA Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 15,
2005.

Approved  and  adopted as amended  by the Boards of  Directors/Trustees  of USAA
Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA
State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee:  August 16,
2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

                                   APPENDIX A
                                COVERED OFFICERS

PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    05/26/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/27/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    05/26/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.